ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
Payroll and social security payable	$ 187,472	$ 82,494
Bonus payable	16,104	18,603
Other payables and accrued liabilities	37,174	872
Total Accounts Payable and Accrued Liabilities	$ 240,750	$ 101,969